SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Useful Life Of Property and Equipment
Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment	3 years

Basic and Diluted Loss Per Share

Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Three Months Ended March 31,
		2013			2012
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(933,888)			$(2,568,631)

Basic and Diluted EPS
Loss available to common stockholders	$(933,888)	36,419,969	$(0.03)	$(2,568,631)	36,304,942	$(0.07)

	For the Year Ended December 31,
	2012			2011
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(14,387,782)			$(7,909,113)
Less: Preferred stock dividends	-			(81,651)

Basic and Diluted EPS
Loss available to common stockholders	$(14,387,782)	36,322,565	$(0.40)	$(7,990,764)	34,514,594	$(0.23)

Potentially Dilutive Securities	Potentially dilutive securities include:
	December 31, 2012	December 31, 2011
Options to purchase common stock	–	-